Taxes payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable
Schedule of taxes payable

	2023	2022
Brazil
IPI	66	74
ICMS	227	218
PIS and Cofins	29	20
Other	9	105

Other countries
Value-added tax	119	150
Tax on financial income	143	222
Total	593	789

Current liabilities	387	491
Non-current liabilities	206	298
Total	593	789